Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Stockholders Equity
The following table presents a summary of the Company's ownership as of the initial public offering on June 27, 2017:

Event	Date	Owner	# of shares	Price paid Per Share
Initial capitalization	April 14, 2017	Third parties	2,875,000	$20.00
Initial capitalization	April 14, 2017	iStar	2,775,000	20.00
Initial public offering	June 27, 2017	Third parties	10,250,000	20.00
Concurrent iStar placement	June 27, 2017	iStar	2,250,000	20.00
Issuance of shares to directors	June 27, 2017	Directors	40,000	—
Shares outstanding at June 27, 2017			18,190,000